OPERATING DATA - Movement in Inventory Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Balance as of beginning of year	$ 1,168	$ 1,239	$ 1,097
Additions	726	423	442
Deductions / Releases	(212)	(382)	(404)
Foreign exchange and others	78	(112)	104
Balance as of end of year	$ 1,760	$ 1,168	$ 1,239